Stockholders' equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Apr. 12, 2010
Equity [Line Items]
Purchase price of common stock	$ 325,000
Fees and other expenses of transaction	11,769
Closing Date	April 12, 2010
Minimum proceeds from Qualified IPO required to trigger share conversion					250,000
Minimum percentage of beneficial ownership required to retain rights and preferences under stockholders agreement					5.00%
Fischer Investments, L.L.C.
Equity [Line Items]
Stock purchase agreement, shares purchased	14,617
Stock purchase agreement, value of shares purchased	10,000
Maximum percentage of our common stock that may be sold					20.00%
Altoma Energy GP
Equity [Line Items]
Stock purchase agreement, shares purchased	14,617
Stock purchase agreement, value of shares purchased	$ 10,000
CHK Holdings Corporation
Equity [Line Items]
Maximum percentage of our common stock that may be acquired by CHK					25.00%
CCMP
Equity [Line Items]
Maximum percentage of our common stock that may be sold					20.00%
Multiple of price per share paid by CCMP that must be received by the Company for Demand IPO after 18 month anniversary of Closing Date					1.75
Class F Common Stock
Equity [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares of common stock sold	1	1
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class E Common Stock
Equity [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares of common stock sold	475,042	475,042
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class A Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Class B Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Consent required for sale of the Company, subject to minimum percentage ownership of common stock owned as of the Closing Date	80.00%
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class C Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class D Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class G Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class G Common Stock | Fischer Investments, L.L.C.
Equity [Line Items]
Common stock issued to existing stockholders					1
Class G Common Stock | Altoma Energy GP
Equity [Line Items]
Common stock issued to existing stockholders					1
Class G Common Stock | CHK Holdings Corporation
Equity [Line Items]
Common stock issued to existing stockholders					1